PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
9.	PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	September 30,
	2011	2012
	RMB	RMB

Plant and building	140,301	155,343
Machinery and equipment	52,972	73,824
Furniture and office equipment	11,466	11,536
Motor vehicles	18,338	10,194
Leasehold improvements	212	212

Total	223,289	251,109
Accumulated depreciation	(61,438)	(66,000)
Construction in progress	28,243	131,976

Plant and equipment, net	190,094	317,085

Included in plant and building with net values of RMB6,882 and RMB35,570 have been pledged for bank loans as of September 30, 2011 and 2012.

The depreciation expenses for the years ended September 30, 2010, 2011 and 2012 were RMB11,531, RMB16,235, and RMB12,803, respectively.

Construction in progress refers to mainly the new office buildings, production lines and other production facilities under construction.